Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Nov. 14, 2023	Dec. 31, 2022
Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives						$ 1,215,693	$ 2,185,000
Total loss on settled derivatives						(1,163,736)	(6,978,790)
Net gain (loss) on derivatives	$ 340,808	$ (83,478)	$ 346,009	$ (2,080,725)	$ 763,043	$ 51,957	$ (4,793,790)
Successor [Member]
Derivatives (Details) - Schedule of Derivatives on the Consolidated Statements of Operations [Line Items]
Total gain on unsettled derivatives	443,349
Total loss on settled derivatives	(102,541)
Net gain (loss) on derivatives	$ 340,808